LEASES	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
LEASES
NOTE 6:-	LEASES

The Company has entered into several non-cancelable operating lease agreements, mostly for office spaces.

The Company’s main lease agreement is of an office building located in Rosh Ha’Ayin, Israel (“Premises”). This lease agreement includes a right to use office spaces and related facilities. The lease term is for 67 months, starting from July 1, 2022. However, the Company was given access to the Premises starting from November 2021 in order to allow it to construct leasehold improvements. The Company has an option to renew the lease for additional 60 months, which will be exercised automatically unless the Company informs the lessor in advance. The Company currently estimates it is reasonably certain that it will exercise this option. The lease payments for the Premises are adjusted periodically to the Israeli consumer price index (CPI). The ROU asset and lease liability were calculated using the CPI in effect at lease commencement and will not be subsequently adjusted. The company also leases additional office spaces, such as in Germany and the USA.

Below is a summary of the Company operating right-of-use assets and operating lease liabilities as of December 31, 2022:

Operating lease right-of-use assets	$26,927

Operating lease liabilities, current	$3,720
Operating lease liabilities, non-current	30,201

Total operating lease liabilities	$33,921

Weighted average remaining lease term (years)	9.95
Weighted average discount rate of operating leases	4.55%

Additional information regarding the Company’s operating leases:

Year ended December 31, 2022
Operating lease costs	$4,455
Variable lease payments	$13
Short term lease costs	$175
Operating cash flows from lease incentives received, net of cash paid for operating leases	$(5,314)

Minimum lease payments over the remaining lease periods as of December 31, 2022, are as follows:

Year Ended December 31,
2023	$3,800
2024	3,894
2025	4,235
2026	4,235
2027 and thereafter	26,018

Total undiscounted lease payments	$42,182

Less: interest	(8,261)

Present value of lease liabilities	$33,921